UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                      FORM 13F
                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08

Check here if Amendment[ ]; Amendment Number:
					     ------------

This Amendment (Check only one.):	[ ]is a restatement.
					[ ]adds new holdings entries.


Institutional Investment Manager Filing This Report:

			  Name:    Stevens First Principles Investment Advisors

     			  Address: 4100 Newport Place, Suite 720
               			   Newport Beach, CA 92660

			  13F File Number: 28-12317


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

	Name:		Steven Lee Yamshon
	Title:		Chief Compliance Officer
	Phone:		949-251-9333


Signature, Place, and Date of Signing:


/s/ Steven Lee Yamshon                 Newport Beach, CA      05/14/08
-----------------------------------  ---------------------  -----------
[Signature]			           [Place]	      [Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

Report Summary:

Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 151

Form 13F Information Table Value Total:  $77,304 (x1,000)


List of Other Included Managers:

No. 13F File Number		Name

                              FORM 13F INFORMATION TABLE - STEVENS FIRST PRINCIPLES INVESTMENT ADVISERS 03/31/08
                                                               VALUE SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x1000)PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

3M Co                                COM           88579Y101    489    6,182  SH        SOLE		       6,182
Alcoa Inc                            COM           013817101	 30      824  SH        SOLE			 824
Alexander & Baldwin Inc              COM           014482103  2,450   56,873  SH        SOLE		      56,873
Altria Group Inc                     COM           02209S103     75    3,400  SH        SOLE		       3,400
American Vanguard Corp               COM           030371108    127    7,640  SH        SOLE		       7,640
Anglo American Plc ADR               ADR           03485P201  1,783   59,906  SH        SOLE		      59,906
Annaly Mtg Mgmt Inc                  COM           035710409     54    3,500  SH        SOLE		       3,500
Apache Corp                          COM           037411105    135    1,120  SH        SOLE		       1,120
Archer Daniels Midland Co            COM           039483102    107    2,600  SH        SOLE		       2,600
Art Technology Group Inc             COM           04289L107     19    5,000  SH        SOLE		       5,000
Banco Latinoamericano de Exprtcns SA COM CL E      P16994132  1,292   83,890  SH        SOLE		      83,890
Berkshire Hathaway Inc - A           COM CL A      084670108    133        1  SH        SOLE		           1
Berkshire Hathaway Inc - B           COM CL B      084670207     22        5  SH        SOLE		           5
Black & Decker Corp                  COM           091797100    152    2,300  SH        SOLE		       2,300
BlackRock Insrd Mncpl Term Trst Inc  COM           092474105      3      260  SH        SOLE		         260
BP Plc ADR                           ADR           055622104    194    3,200  SH        SOLE		       3,200
Bristol Myers Squibb Co              COM           110122108     30    1,410  SH        SOLE		       1,410
Brookfield Infrastructure Prtnrs LP  LP INT UNIT   G16252101     17    1,000  SH        SOLE		       1,000
Cadbury Schweppes Plc ADR            ADR           127209302  2,656   60,065  SH        SOLE		      60,065
California Water Service Group       COM           130788102    684   17,935  SH        SOLE		      17,935
Canadian Pacific Railway Ltd         COM           13645T100  2,009   31,251  SH        SOLE		      31,251
Canon Inc ADR                        COM           138006309  2,264   48,824  SH        SOLE		      48,824
Chevron Corp                         COM           166764100  1,853   21,706  SH        SOLE		      21,706
Cincinnati Financial Corp            COM           172062101  1,085   28,532  SH        SOLE		      28,532
Cisco Systems Inc                    COM           17275R102     12      500  SH        SOLE		         500
Citigroup Inc                        CALL          172967901     71    3,300  CALL      SOLE		       3,300
Citigroup Inc                        PUT           172967951     71    3,300  PUT       SOLE		       3,300
Coca Cola Co                         COM           191216100      9      140  SH        SOLE			 140
ConocoPhillips                       COM           20825C104  1,062   13,935  SH        SOLE		      13,935
Consolidated Edison Inc              COM           209115104      8      200  SH        SOLE			 200
Consolidated-Tomoka Land Co          COM           210226106     62    1,100  SH        SOLE		       1,100
Constellation Energy Group Inc       COM           210371100      2       25  SH        SOLE			  25
Corning Inc                          COM           219350105     24    1,000  SH        SOLE		       1,000
Costco Wholesale Corp                COM           22160K105      3       50  SH        SOLE		          50
CSX Corporation                      COM           126408103      8      150  SH        SOLE			 150
CurrencyShares Australian Dllr Trust ETF           23129U101     17      190  SH        SOLE			 190
Curtiss-Wright Corp                  COM           231561101      4       96  SH        SOLE			  96
Discovery Holding Co                 COM CL A      25468Y107    185    8,700  SH        SOLE		       8,700
Edison International                 COM           281020107    100    2,040  SH        SOLE		       2,040
EI du Pont de Nemours & Co           COM           263534109      4       90  SH        SOLE			  90
El Paso Corp                         COM           28336L109     75    4,500  SH        SOLE		       4,500
EMC Corp                             COM           268648102    196   13,500  SH        SOLE		      13,500
EnCana Corp                          COM           292505104    186    2,450  SH        SOLE		       2,450
Exxon Mobil Corp                     COM           30231G102    889   10,506  SH        SOLE		      10,506
Favrille Inc                         COM           312088404     85   53,670  SH        SOLE		      53,670
FirstEnergy Corp                     COM           337932107     15      215  SH        SOLE		         215
Foster Wheeler Ltd                   SHS NEW       G36535139    136    2,400  SH        SOLE		       2,400
FreightCar America Inc               COM           357023100    195    5,690  SH        SOLE		       5,690
Goldman Sachs Group Inc              COM           38141G104     50      300  SH        SOLE		         300
Gorman Rupp Co                       COM           383082104    192    5,849  SH        SOLE		       5,849
Harley-Davidson Inc                  COM           412822108    178    4,750  SH        SOLE		       4,750
Home Depot Inc                       COM           437076102      4      150  SH        SOLE		         150
Honda Motor Co Ltd ADR               ADR           438128308  2,279   79,110  SH        SOLE		      79,110
Humana Inc                           COM           444859102      2       50  SH        SOLE			  50
Ingersoll-Rand Co Ltd                COM CL A      G4776G101  2,127   47,718  SH        SOLE		      47,718
Inverness Medical Innovations Inc    COM           46126P106     66    2,200  SH        SOLE		       2,200
iShares COMEX Gold Trust             ETF           464285105  2,571   28,354  SH        SOLE		      28,354
iShares Dow Jones Transportation     ETF           464287192      4       45  SH        SOLE			  45
iShares Dow Jones US Basic Materials ETF           464287838      6       85  SH        SOLE			  85
iShares Dow Jones US Consumer Goods  ETF           464287812      3       50  SH        SOLE			  50
iShares Dow Jones US Consumer Srvcs  ETF           464287580      5       85  SH        SOLE			  85
iShares Dow Jones US Energy          ETF           464287796      6       50  SH        SOLE			  50
iShares Dow Jones US Healthcare      ETF           464287762      3       45  SH        SOLE			  45
iShares Dow Jones US Real Estate     ETF           464287739      5       70  SH        SOLE			  70
iShares Goldman Sachs Natural Rsrcs  ETF           464287374  5,285   41,376  SH        SOLE		      41,376
iShares GS $ iBoxx Corporate Bond Fd ETF           464287242    171    1,625  SH        SOLE		       1,625
iShares Lehman 1-3 Year Treasury     ETF           464287457    548    6,507  SH        SOLE		       6,507
iShares MSCI Brazil Index            ETF           464286400      4       55  SH        SOLE			  55
iShares MSCI EAFE Index              ETF           464287465      7      100  SH        SOLE			 100
iShares MSCI Emerging Markets Index  ETF           464287234      5       35  SH        SOLE		 	  35
iShares MSCI Japan Index             ETF           464286848    184   14,877  SH        SOLE		      14,877
iShares MSCI Mexico Index            ETF           464286822      3       50  SH        SOLE			  50
iShares MSCI Singapore Index         ETF           464286673      3      225  SH        SOLE			 225
iShares MSCI Switzerland Index       ETF           464286749     14      550  SH        SOLE			 550
iShares MSCI Taiwan Index            ETF           464286731      6      350  SH        SOLE			 350
iShares Russell 2000 Value Index     ETF           464287630      3       42  SH        SOLE			  42
ITT Corp                             COM           450911102  1,380   26,630  SH        SOLE		      26,630
Johnson & Johnson                    COM           478160104     11      175  SH        SOLE			 175
Kansas City Southern                 COM           485170302    266    6,635  SH        SOLE		       6,635
Kimco Realty Corporation             COM           49446R109     25      640  SH        SOLE			 640
Liberty Global Inc - A               COM SER A     530555101     13      380  SH        SOLE			 380
Liberty Global Inc - C               COM SER C     530555309     12      380  SH        SOLE			 380
Liberty Media Corp                   ENT COM SER A 53071M500     41    1,800  SH        SOLE		       1,800
Liberty Media Corp - Capital         COM SER A     53071M302      7      450  SH        SOLE			 450
Liberty Media Corp - Interactive     COM SER C     53071M104     36    2,250  SH        SOLE		       2,250
Lockheed Martin Corp                 COM           539830109     10      100  SH        SOLE			 100
Lowe's Companies Inc                 COM           548661107    229    9,965  SH        SOLE		       9,965
Lundin Mining Corp                   COM           550372106     89   13,000  SH        SOLE		      13,000
MACROshares Oil Down Tradeable Trust SHS           55610N105    291   26,000  SH        SOLE		      26,000
MannKind Corp                        COM           56400P201      4      590  SH        SOLE		         590
Market Vectors Russia ETF            ETF           57060U506    102    2,200  SH        SOLE		       2,200
MBIA Inc.                            COM           55262C100     18    1,500  SH        SOLE		       1,500
Medco Health Solutions Inc           COM           58405U102     16      366  SH        SOLE		         366
Microsoft Corp                       COM           594918104     34    1,205  SH        SOLE		       1,205
Mueller Water Products Inc           COM SER A     624758108    168   20,505  SH        SOLE		      20,505
National Fuel Gas                    COM           636180101    118    2,500  SH        SOLE		       2,500
National-Oilwell Varco Inc           COM           637071101    204    3,500  SH        SOLE		       3,500
Newmont Mining Corp                  COM           651639106    669   14,760  SH        SOLE		      14,760
Norfolk Southern Corp                COM           655844108      3       50  SH        SOLE			  50
Northrop Grumman Corp                COM           666807102      4       46  SH        SOLE			  46
Northwest Pipe Co                    COM           667746101    118    2,785  SH        SOLE		       2,785
Nuveen Municipal Value Fund          COM           670928100     12    1,200  SH        SOLE		       1,200
Pentair Inc                          COM           709631105     51    1,600  SH        SOLE		       1,600
PepsiCo Inc                          COM           713448108     32      445  SH        SOLE		         445
Peregrine Pharmaceuticals Inc        COM           713661106      4    8,000  SH        SOLE		       8,000
Pharmaceutical HOLDRS                DPSTRY RCPT   71712A206  1,234   17,700  SH        SOLE		      17,700
Pinnacle West Capital Corp           COM           723484101  1,097   31,285  SH        SOLE		      31,285
Plum Creek Timber Company Inc        COM           729251108  3,071   75,456  SH        SOLE		      75,456
PNC Financial Services Group Inc     COM           693475105    169    2,580  SH        SOLE		       2,580
Pope Resources LP                    DPSTRY RCPT   732857107    555   16,082  SH        SOLE		      16,082
Potlatch Corp                        COM           737628107  1,099   26,633  SH        SOLE		      26,633
PowerShares DB Agriculture Fund      ETF           73936B408  3,572   97,990  SH        SOLE		      97,990
PowerShares Water Resources          ETF           73935X575  2,026  105,284  SH        SOLE		     105,284
Procter & Gamble Co                  COM           742718109     18      260  SH        SOLE		         260
Rayonier Inc                         COM           754907103  3,077   70,831  SH        SOLE		      70,831
Raytheon Co                          COM           755111507    114    1,761  SH        SOLE		       1,761
Reliance Steel & Aluminum Co         COM           759509102     12      200  SH        SOLE			 200
S&P 500 Depository Receipt           UNIT SER 1    78462F103     14      109  SH        SOLE			 109
S&P 500 Depository Receipt           PUT           78462F953  2,164   16,400  PUT       SOLE		      16,400
SAIC Inc                             COM           78390X101  2,264  121,780  SH        SOLE		     121,780
Schering Plough Corp                 COM           806605101    216   15,000  SH        SOLE		      15,000
Sirius Satellite Radio Inc           COM           82966U103     10    3,500  SH        SOLE		       3,500
Sonoco Prods Co                      COM           835495102     40    1,400  SH        SOLE		       1,400
Southern Co                          COM           842587107     28      775  SH        SOLE		         775
Spectra Energy Corp                  COM           847560109  2,214   97,305  SH        SOLE		      97,305
St Jude Medical Inc                  COM           790849103    143    3,300  SH        SOLE		       3,300
Staples Inc                          COM           855030102     12      540  SH        SOLE			 540
streetTRACKS Gold Shares             ETF           863307104  3,436   38,010  SH        SOLE		      38,010
streetTRACKS SPDR Dividend ETF       ETF           86330E760     15      300  SH        SOLE			 300
Swiss Helvetia Fund Inc              COM           870875101      5      283  SH        SOLE		 	 283
Taiwan Semiconductor Mnfctrng Co Ltd ADR           874039100    683   66,502  SH        SOLE		      66,502
TECO Energy Inc                      COM           872375100  1,275   79,930  SH        SOLE		      79,930
Tejon Ranch Co                       COM           879080109    234    6,270  SH        SOLE		       6,270
Telefonica SA ADR                    ADR           879382208      3       31  SH        SOLE		          31
THQ Inc                              COM           872443403     22    1,000  SH        SOLE		       1,000
Transocean Inc                       COM           G90078109     32      237  SH        SOLE		         237
Turkish Investment Fund Inc          COM           900145103     89    6,000  SH        SOLE		       6,000
Unilever NV ADR                      ADR           904784709      3       75  SH        SOLE		          75
Unilever Plc ADR                     ADR           904767704  2,617   77,609  SH        SOLE		      77,609
United States Steel Corp             COM           912909108      4       30  SH        SOLE		          30
United Utilities Plc ADR             ADR           91311Q105    758   27,628  SH        SOLE		      27,628
Unitedhealth Group Inc               COM           91324P102     45    1,300  SH        SOLE		       1,300
Universal Health Realty Income Trust SH BEN INT    91359E105     17      500  SH        SOLE			 500
Vanguard Value ETF                   ETF           922908744      6      100  SH        SOLE			 100
Verizon Communications               COM           92343V104    166    4,554  SH        SOLE		       4,554
Viacom Inc - B                       COM           92553P201  1,238   31,250  SH        SOLE		      31,250
Western Union Co                     COM           959802109  2,281  107,262  SH        SOLE		     107,262
Weyerhaeuser Co                      COM           962166104  1,979   30,430  SH        SOLE		      30,430
Yahoo! Inc                           COM           984332106     25      875  SH        SOLE		         875
Yahoo! Inc                           CALL          984332906    376   13,000  CALL      SOLE		      13,000
Yamana Gold Inc                      COM           98462Y100     66    4,500  SH        SOLE		       4,500